Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	December 31, 2019	December 31, 2018

Credit rating system	$54,156	$54,868
Software	4,955	5,021
Customer relationship	157,865	-
License	1,994,834	-
Non-Compete Agreements	2,468,427	-
Other intangible assets	244,487	-
Less: Accumulated amortization	(48,496)	(15,845)
	$4,876,228	$44,044

Schedule of amortization expenses
2020	$924,020
2021	924,020
2022	924,020
2023	871,399
2024	871,399
Thereafter	361,370
$4,876,228